OPERATING LEASES -Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating Leases [Line Items]
Lease Cost	$ 4,442	$ 4,057	$ 3,778
Research and development expenses related parties	3,301
Rental Income	1,754	1,640	1,540
Amortization of prepaid land leases	331	382	454
Selling and Marketing Expense [Member]
Operating Leases [Line Items]
Lease Cost	1,468	1,014	970
General and Administrative Expense [Member]
Operating Leases [Line Items]
Lease Cost	1,932	1,756	1,674
Research and Development Expense [Member]
Operating Leases [Line Items]
Lease Cost	$ 1,042	$ 1,287	$ 1,134